Other non-current financial liabilities - Disclosure of Reconciliation of Put Options Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Non-current portion	€ 2,103	€ 1,830
Current portion	24,819	13,689
Put options | Financial liabilities at fair value through profit or loss | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Put options, beginning balance	3,309	4,390
Changes in fair value recognized in income statement	(857)	1,210
Exercise of options	0	(2,422)
Exchange differences	90	131
Put options, ending balance	2,542	3,309
Non-current portion	2,103	1,830
Current portion	€ 439	€ 1,479